Subsequent events (Details Narrative) - Subsequent Event [Member] $ in Millions	Apr. 17, 2025 USD ($)
Subsequent Event [Line Items]
Maturity date	Jun. 30, 2026
Undertaking pay	$ 1.5
Frozen bank accounts	$ 1.5